Advance from Customers (Tables)	12 Months Ended
Jun. 30, 2022
Advance from Customers Table [Abstract]
Schedule of advance from customer
	2022	2021
Senior care services	$481,783	$2,817,048
Housekeeping services	1,769,289	176,608
Total	$2,251,072	$2,993,656